Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Select

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$31.24	$38.03	$37.96

Interest Income	0.02	0.01	0.03
Expenses	(2.44)	(3.07)	(3.18)
Realized/Unrealized Income (Loss) (1)	(1.06)	(3.73)	3.22

Net Income (Loss)	(3.48)	(6.79)	0.07 *

Net asset value, December 31:	$27.76	$31.24	$38.03

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.0)%	(8.8)%	(8.9)%
Expenses before Incentive Fees	8.1%	8.3%	8.4%
Expenses after Incentive Fees	8.1%	8.9%	9.0%
Net Loss	(10.7)%	(19.6)%	(0.7)%
Total return before incentive fees	(11.1)%	(17.3)%	0.8%
Total return after incentive fees	(11.1)%	(17.9)%	0.2%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

*
The increase in the net asset value per Unit, while the Partnership incurred a net loss for the year ended December 31, 2010, is due to the timing of subscriptions and redemptions of Units throughout the year.

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Currency
	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$8.63	$9.57	$10.03

Interest Income	– (2)	– (2)	0.01
Expenses	(0.53)	(0.60)	(0.64)
Realized/Unrealized Income (Loss) (1)	(0.53)	(0.34)	0.17

Net Loss	(1.06)	(0.94)	(0.46)

Net asset value, December 31:	$7.57	$8.63	$9.57

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.6)%	(6.7)%	(6.6)%
Expenses before Incentive Fees	6.7%	6.8%	6.7%
Expenses after Incentive Fees	6.7%	6.8%	6.7%
Net Loss	(13.5)%	(10.9)%	(5.1)%
Total return before incentive fees	(12.3)%	(9.8)%	(4.6)%
Total return after incentive fees	(12.3)%	(9.8)%	(4.6)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amounts less than 0.005%.

Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Global Balanced

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$14.83	$17.12	$15.23

Interest Income	0.01	0.01	0.02
Expenses	(0.90)	(0.96)	(0.98)
Realized/Unrealized Income (Loss) (1)	0.12	(1.34)	2.85

Net Income (Loss)	(0.77)	(2.29)	1.89

Net asset value, December 31:	$14.06	$14.83	$17.12

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.1)%	(6.2)%	(6.0)%
Expenses before Incentive Fees	6.2%	6.3%	6.1%
Expenses after Incentive Fees	6.2%	6.3%	6.1%
Net Income (Loss)	(5.2)%	(15.4)%	11.8%
Total return before incentive fees	(5.2)%	(13.4)%	12.4%
Total return after incentive fees	(5.2)%	(13.4)%	12.4%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Strategic

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$16.02	$21.49	$19.13

Interest Income	0.01	0.01	0.02
Expenses	(1.37)	(1.87)	(1.98)
Realized/Unrealized Income (Loss) (1)	(0.41)	(3.61)	4.32

Net Income (Loss)	(1.77)	(5.47)	2.36

Net asset value, December 31:	$14.25	$16.02	$21.49

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(9.0)%	(9.8)%	(10.6)%
Expenses before Incentive Fees	9.1%	9.0%	8.8%
Expenses after Incentive Fees	9.1%	9.8%	10.6%
Net Income (Loss)	(11.4)%	(28.6)%	11.8%
Total return before incentive fees	(11.0)%	(24.7)%	14.2%
Total return after incentive fees	(11.0)%	(25.5)%	12.3%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Technical

	2012		2011	2010
Per Unit operating performance:
Net asset value, January 1:	$19.65		$21.33	$20.53

Interest Income	0.01		0.01	0.02
Expenses	(1.38	) *	(1.68)	(1.64	) *
Realized/Unrealized Income (Loss) (1)	(1.57)		(0.01)	2.42

Net Income (Loss)	(2.94)		(1.68)	0.80

Net asset value, December 31:	$16.71		$19.65	$21.33

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.7)%		(8.1)%	(8.2)%
Expenses before Incentive Fees	7.8	% **	8.2%	8.3	%**
Expenses after Incentive Fees	7.8	% **	8.2%	8.3	%**
Net Income (Loss)	(17.0)%		(8.0)%	3.4%
Total return before incentive fees	(15.0)%		(7.8)%	3.9%
Total return after incentive fees	(15.0)%		(7.9)%	3.9%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

*	Expenses per Unit would have been $(1.39) in 2012 and $(1.64) in 2010 had it not been for the management fee waived byChesapeake.

**	Such percentage is after waiver of management fees. Chesapeake voluntarily waived a portion of the management fees (equal to 0.04% in 2012 and 0.02% in 2010 of the average net assets).